Unaudited Condensed Statements of Cash Flow - USD ($)	3 Months Ended		6 Months Ended		9 Months Ended	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2022
Cash Flows from Operating Activities:
Net loss	$ (58,851)	$ (2,763,995)	$ (1,244,689)	$ (1,510,951)	$ (229,230)	$ (4,625,808)
Adjustments to reconcile net loss to net cash used in operating activities:
Interest earned on cash held in Trust Account	(1,054,190)	(23,624)	(801,041)	(1,375,701)	(4,006)	(3,383,887)
Stock compensation						74,503
Excess of fair value of shares granted to directors				74,503
Changes in operating assets and liabilities:
Prepaid expenses	25,083	57,282	151,475	116,475	(422,618)	212,013
Accounts payable and accrued expenses	637,796	2,512,223	1,052,194	1,630,123	153,397	6,143,981
Due to related party	(10,000)	30,000	(60,000)	60,000	21,935	110,000
Net cash used in operating activities	(460,162)	(188,114)	(902,061)	(1,005,551)	(480,522)	(1,469,198)
Cash flows from financing activities:
Investment of cash in Trust Account					(234,600,000)
Cash flows from investing activities:
Extension contributions to the trust account	(495,000)		(657,625)
Withdrawals from the trust account to pay redemptions	206,479,033		3,783,243
Net cash provided by investing activities	205,984,033		3,125,618		(234,600,000)
Cash flows from financing activities:
Proceeds from promissory notes to Sponsor and affiliate of Sponsor	995,000		1,532,625	300,000		500,000
Payment of deferred offering costs					(539,844)
Payment of redemptions of stock	(206,479,033)
Proceeds from initial public offering, net of costs					226,000,000
Proceeds from private placement			(3,783,243)		10,600,000
Net cash (used in) provided by financing activities	(205,484,033)		(2,250,618)	300,000	236,060,156	500,000
Net Change in Cash	39,838	(188,114)	(27,061)	(705,551)	979,634	(969,198)
Cash at the beginning of the period	10,436	979,634	50,274	791,520		979,634
Cash at the end of the period	50,274	791,520	23,213	85,969	979,634	10,436
Non-cash investing and financing activities:
Initial classification of Class A ordinary shares subject to possible redemption					234,600,000
Offering costs paid by Sponsor from proceeds from issuance of Class B ordinary shares					25,000
Deferred underwriting commissions payable charged to additional paid in capital					12,100,000
Remeasurement of ordinary share subject to possible redemption	$ 1,549,190		$ 1,458,666	$ 1,399,325	$ 28,178,166	$ 3,383,887